Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Interest and similar income	£ 11,853	£ 6,822	£ 4,830
Interest expense and similar charges	(7,186)	(2,350)	(833)
Net interest income	4,667	4,472	3,997
Fee and commission income	801	836	694
Fee and commission expense	(505)	(512)	(414)
Net fee and commission income	296	324	280
Other operating income	213	210	267
Total operating income	5,176	5,006	4,544
Operating expenses before credit impairment charges, provisions and charges	(2,485)	(2,370)	(2,540)
Impairment Loss On Financial Assets 1	(206)
Credit impairment (charges)/write-backs		(321)	233
Provisions for other liabilities and charges	(336)	(421)	(379)
Total operating credit impairment charges, provisions and charges	(542)	(742)	(146)
Profit from continuing operations before tax	2,149	1,894	1,858
Tax on profit from continuing operations	(553)	(471)	(485)
Profit from continuing operations after tax	1,596	1,423	1,373
Profit from discontinued operations after tax	0	0	32
Profit after tax	1,596	1,423	1,405
Attributable to:
Equity holders of the parent	1,596	1,406	1,369
Non-controlling interests	0	17	36
Profit after tax	£ 1,596	£ 1,423	£ 1,405